Organization and principal activities - Summary of results of comprehensive (loss)/income and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Organization and principal activities
Revenues	¥ 374,847	$ 53,602	¥ 316,170	¥ 290,232
Cost of revenues	(122,937)	(17,580)	(107,136)	(90,946)
Net (loss)/income	423	61	(7,046)	(62,098)
Net cash provided by/(used in) operating activities	64,885	9,280	8,541	(17,907)
Net cash provided by/(used in) investing activities	(7,457)	(1,065)	(5,375)	25,126
Net cash provided by/(used in) financing activities	(8,047)	(1,151)	1,225	(8,651)
VIE
Organization and principal activities
Revenues	349,192	49,934	306,884	285,304
Cost of revenues	(105,319)	(15,060)	(93,902)	(82,495)
Net (loss)/income	7,040	1,007	2,266	(45,313)
Net cash provided by/(used in) operating activities	(6,025)	(862)	2,580	55,921
Net cash provided by/(used in) investing activities	(2,192)	(313)	(4,436)	22,120
Net cash provided by/(used in) financing activities	¥ (3,000)	$ (429)	¥ 3,000	¥ (59,900)